Digital Assets - Schedule of Reconciliation between Net Income and the Movement of Digital Assets (Details) - Digital Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation between Net Income and the Movement of Digital Assets [Line Items]
Revenue recognized from selling products and services which was settled or will be settled in digital assets	$ 411,187	$ 277,089
Adjusted by the changes in operating assets and liabilities:
Accounts receivable to be settled in digital assets	(1,025)	(7,087)
Inventories		(104)
Contract liabilities received in digital assets	34,816	(31,967)
Digital assets received from customers for products and services	444,978	237,931
Revenue recognized from Bitcoin self-mining operation	63,087	157,511
Cost and expenses settled or to be settled by digital assets	(299,836)	(238,921)
Adjusted by the changes in operating assets and liabilities:
Prepayments made in digital assets to suppliers	256	16,214
Accounts payable to be settled in digital assets	6,875	11,947
Amount (due from)/due to related parties, net	(74,988)	1,579
Other receivables/payables to be settled in digital assets	13,386	(4,791)
Costs and expenses paid in digital assets	(354,307)	(213,972)
Changes in fair value of digital assets	(8,693)	76,933
Net digital assets provided by operating activities	145,065	258,403
DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(127,135)	(184,794)
Digital assets purchased by fiat cash	19,000	16,824
Changes in digital asset collateral, net	19,456	(38,960)
Purchase of mining equipment	(10,100)	(6,897)
Net digital assets used in investing activities	(98,779)	(213,827)
DIGITAL ASSETS FROM FINANCING ACTIVITIES
(Repayment of) /proceeds from long-term loans	(20,000)	34,950
Repayment of long-term payables	(6,937)
Net digital assets provided by financing activities	(26,937)	34,950
Adjustments on the opening balance for adoption of ASU 2023-08		6,436
Net increase in digital assets	19,349	85,962
Digital assets at the beginning of the year	129,940	43,978
Digital assets at the end of the year	$ 149,289	$ 129,940